Consolidated Statements of Financial Position - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 252	$ 2,076	$ 2,081	$ 3,574
Restricted deposit	64	65	44	60
Short-term deposit	2,308	3,000
Trade receivables	19	22	43	77
Other accounts receivable	298	540	815	131
Inventory	415	742	660	668
Total current assets	3,356	6,445	3,643	4,510
NON-CURRENT ASSETS:
Intangible asset, net	3,006	3,189	4,474	4,717
Related parties	2,448
Investment in company account for at equity	1,196	781	893	591
Investments in financial assets	403	659	849	730
Property and equipment, net	73	108	33	57
Total non-current assets	7,126	4,737	6,249	6,095
Total assets	10,482	11,182	9,892	10,605
CURRENT LIABILITIES:
Trade payables	1,164	802	1,247	1,199
Other accounts payable	253	185	153	193
Warrants	345	532	1,714	2,737
Lease liability	38	52		27
Total current liability	1,800	1,571	3,114	4,156
NON-CURRENT LIABILITIES:
Lease liability	26	24
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Share capital and premium	67,258	64,526	58,898	58,592
Reserve from share-based payment transactions	5,298	5,282	5,248	5,180
Warrants	5,190	5,190	5,190	5,190
Foreign currency translation reserve	497	497	497	497
Transactions with non-controlling interests	810	810	712	559
Accumulated deficit	(72,133)	(68,691)	(66,449)	(63,569)
Total	6,920	7,614	4,096	6,449
Non-controlling interests	1,736	1,973	2,682
Total equity	8,656	9,587	6,778	6,449
Total liabilities and equity	$ 10,482	$ 11,182	$ 9,892	$ 10,605